IDX DYNAMIC FIXED INCOME ETF

Schedule of Investments

January 31, 2025 (unaudited)

		Shares	Value
99.28%	EXCHANGE TRADED FUNDS
59.69%	CORPORATE/ASSET BACKED LOANS
	AAA CLO ETF	150,172	7,664,779
	Invesco Senior Loan ETF	509,081	10,716,155
			18,380,934

17.59%	HIGH YIELD CORPORATE BONDS
	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	57,096	5,418,410

20.00%	SHORT-TERM DEBT
	ProShares UltraShort 20+ Year Treasury ETF	20,581	751,001
	SPDR® Bloomberg Short Term High Yield Bond ETF	211,551	5,407,244
			6,158,245

2.00%	TREASURIES
	iShares 1-3 Year Treasury Bond ETF	7,494	616,681

99.28%	TOTAL EXCHANGE TRADED FUNDS		30,574,270

99.28%	TOTAL INVESTMENTS		30,574,270

0.72%	Other assets, net of liabilities		221,790
100.00%	NET ASSETS		$30,796,060

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUNDS	$30,574,270			$30,574,270
TOTAL INVESTMENTS	$30,574,270			$30,574,270

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $30,515,820, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$143,282
Gross unrealized depreciation	(84,832)
Net unrealized appreciation	$58,450